Shareholders’ Equity (Details) - Schedule of Stock Option Activity - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options:
Outstanding share options ending balance	3,768,034	5,057,255	6,052,214	5,461,337
Weighted-average exercise price ending balance (in Dollars per share)	$ 0.767	$ 4.543	$ 4.166	$ 3.102
Weighted average remaining contractual life (years), ending balance	4 years 7 months 15 days	5 years 7 months 28 days	5 years 6 months 25 days	5 years 4 months 10 days
Aggregate intrinsic value ending balance (in Dollars)	$ 119,146	$ 2,352,517	$ 7,761,705	$ 16,713,971
Granted, Outstanding share options		430,874	1,630,142	1,966,916
Granted, Weighted-average exercise price (in Dollars per share)		$ 2.728	$ 6.833	$ 7.25
Exercisable, Outstanding share options		3,210,191
Exercisable, Weighted-average exercise price (in Dollars per share)		$ 3.643
Exercisable, Weighted average remaining contractual life (years)		4 years 4 months 25 days
Exercisable, Aggregate intrinsic value (in Dollars)		$ 2,277,303
Options available for future grants, Outstanding share options		611,246
Forfeited, Outstanding share options		(351,671)	(468,814)	(117,863)
Forfeited, Weighted-average exercise price (in Dollars per share)		$ 7.767	$ 5.557	$ 0.972
Exercised, Outstanding share options		(1,074,162)	(570,451)	(155,750)
Exercised, Weighted-average exercise price (in Dollars per share)		$ 0.654	$ 0.482	$ 0.602